Note 11 - Short Term Notes Payable	12 Months Ended
Dec. 31, 2018
Disclosure Text Block [Abstract]
Short-term Debt [Text Block]

Note 11 – Short Term Notes Payable

Description	December 31, 2018	December 31, 2017
Merchant Note payable to Web Bank, borrowed 2-1-16, bearing interest at 23% per annum, unsecured. (1) Settled by negotiated payment in 2018	-	$69,854
Merchant Note payable to Quarterspot Lending, borrowed 6-27-16, bearing interest at 31% per annum, unsecured. (2) Settled by negotiated payment in 2018	-	26,484
Private money loan from Perfectly Green Corporation, borrowed 1-22-18, bearing interest at 3% per annum, unsecured (3) demand note-Original balance $60,000, current balance	49,563	-
Merchant note payable to Powerup Lending Group, LLC, borrowed 12-5-18, bearing interest at 26% per annum, unsecured.	53,362	0
Total	$102,925	$96,338

(1) On February 1, 2016, the Company financed operations with a loan in the amount of $150,000 from WebBank.  The note was an open credit line with interest rate of 23% maturing in March of 2017. A portion of the loan was used to pay off a credit loan from Orchard Street Funding in the amount of $44,061.  On August 22, 2016, the Company ceased making payments on this loan and at December 31, 2017 the Company owed a settled negotiated amount of $69,854 in principal, accrued interest and settlement fees. This loan was personally guaranteed by an Officer of the Company.  The Company has negotiated a payment and payoff arrangements for this debt and completed full payment in 2018.

(2) On June 27, 2016, the Company financed operations with a loan in the amount of $43,500 from Quarterspot, a lending institution. The note is an open line with interest rate of approximately 31% maturing in September of 2017. On August 22, 2017, the Company ceased making payments on this loan.  As of December 31, 2017, the Company owed $26,484 in principal, accrued interest and settlement fees.  This loan is not personally guaranteed by an Officer of the Company.  A negotiated settlement on the Quarterspot note was $8,650 plus fees.  This note and the fees have been paid in full in 2018.

(3) On January 22, 2018 the Company borrowed $60,000 from Perfectly Green Corporation, a Texas corporation.  The Company repaid $10,437 during the year ended December 31, 2018. The note bears interest at 3% per annum and is payable upon demand after 60 days’ notice which can be requested at any time after May 31, 2018.

(4) On December 5, 2018 the Company borrowed a merchant note payable to Powerup Lending Group, LLC, borrowed 12-5-18, bearing interest at 26% per annum, unsecured. The balance due at December 31, 2018 was $53,362.

During May 2018, the Company authorized a Series C Preferred Stock and has sold three issuances for cash to Power Up Lending Group Ltd as shown in the table below. The Series C Preferred Stock has no voting rights and is subordinate to the Series B Preferred Stock. The Series C Preferred Stock is convertible into common stock after 6 months at the option of the Holder. The conversion into common stock shares is determined by the use of the lowest price of the trading common stock in a 20 day period prior to the elected date to convert. The price is determined by the discount rate of 35% of the lowest price to determine the number of shares. The Series C Preferred is classified as a liability on the Balance Sheet because it is mandatorily redeemable after its 15 month term if not fully converted by that date. The classification of this investment as a liability on the balance sheet will also require a calculation of a derivative liability on future statements.

Name of Holder	Date of issuance	Date of maturity	Amount of issuance
Power Up Lending Group, LTD	5-7-18	11-7-18	$78,000
Power Up Lending Group, LTD	7-6-18	1-6-19	$68,000
Power Up Lending Group, LTD	8-24-18	2-24-19	$73,000
Total amount sold			$219,000
Conversions during 2018			29,320
Balance on preferred stock series C liability at December 31, 2018			$189,680

Effective as of September 2, 2018 Redstart Holdings Corp. (“RHC”) acquired from Power Up Lending Group Ltd., all of the $219,000 Series C Preferred Stock of ABCO Energy, Inc. owned by Power-Up for a one year promissory note from RHC for the principal amount of $328,500 plus interest at 8% per annum pursuant to a Stock Purchase Agreement dated October 31, 2018 (“SPA”). The Company agreed to the transactions contemplated by the SPA.

Subsequent to December 31, 2018, the Company redeemed from Redstart 68,000 shares and 73,000 shares, respectively, of the Series C Preferred and retired these shares. Redstart converted all of the 78,000 Series C Preferred into common shares in 2018 and 2019. The balance of this note at December 31, 2018 was $48,680.